Property and Equipment, Net - Schedule Of Property Plant And Equipment Table (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 58,168	$ 33,253
Less: accumulated depreciation		(29,581)	(25,352)
Total property and equipment, net	$ 62,910	28,587	7,901	$ 8,527
Computer equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		33,977	29,505
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		18,176	421
Software and licenses
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		3,191	2,994
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 2,824	$ 333